Expense Example - Institutional - BlackRock GA Disciplined Volatility Equity Fund - Institutional	Feb. 26, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	1,160
Expense Example, with Redemption, 5 Years	2,255
Expense Example, with Redemption, 10 Years	$ 4,966